Income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income taxes
Current tax expense	$ 2,077,652	$ 626,500
Deferred tax expense	547,461	1,887,558
Total income tax expense	$ 2,625,113	$ 2,514,058